To the Shareholders
and Board of Trustees
of
the Northern Lights
Variable Trust:

In planning and
performing our audits
of the financial
statements of the
Northern Lights
Variable Trust,
including the TOPS
Aggressive Growth ETF
Portfolio, TOPS
Balanced ETF Portfolio,
TOPS Conservative ETF
Portfolio, TOPS Growth
ETF Portfolio, TOPS
Managed Risk Balanced
ETF Portfolio, TOPS
Managed Risk Growth
ETF Portfolio, TOPS
Managed Risk Moderate
Growth ETF Portfolio,
and TOPS Moderate
Growth ETF Portfolio
(collectively, the
"Funds") as of and for
the year ended
December 31, 2018, in
accordance with the
standards of the Public
Company Accounting
Oversight Board
(United States)
(PCAOB), we
considered the Funds
internal control over
financial reporting,
including controls over
safeguarding securities,
as a basis for designing
our auditing procedures
for the purpose of
expressing our opinion
on the financial
statements and to
comply with the
requirements of Form
N-CEN, but not for the
purpose of expressing
an opinion on the
effectiveness of the
Funds internal control
over financial
reporting. Accordingly,
we express no such
opinion.
The management of
the Funds is
responsible for
establishing and
maintaining effective
internal control over
financial reporting. In
fulfilling this
responsibility,
estimates and
judgments by
management are
required to assess the
expected benefits and
related costs of
controls. A funds
internal control over
financial reporting is a
process designed to
provide reasonable
assurance regarding
the reliability of
financial reporting and
the preparation of
financial statements for
external purposes in
accordance with
generally accepted
accounting principles. A
funds internal control
over financial reporting
includes those policies
and procedures that
(1) pertain to the
maintenance of records
that, in reasonable
detail, accurately and
fairly reflect the
transactions and
dispositions of the
assets of the fund; (2)
provide reasonable
assurance that
transactions are
recorded as necessary
to permit preparation
of financial statements
in accordance with
generally accepted
accounting principles,
and that receipts and
expenditures of the
fund are being made
only in accordance with
authorizations of
management and
trustees of the fund;
and (3) provide
reasonable assurance
regarding prevention or
timely detection of
unauthorized
acquisition, use, or
disposition of a funds
assets that could have
a material effect on the
financial statements.
Because of its inherent
limitations, internal
control over financial
reporting may not
prevent or detect
misstatements. Also,
projections of any
evaluation of
effectiveness to future
periods are subject to
the risk that controls
may become
inadequate because of
changes in conditions
or that the degree of
compliance with the
policies or procedures
may deteriorate.
A deficiency in internal
control over financial
reporting exists when
the design or operation
of a control does not
allow management or
employees, in the
normal course of
performing their
assigned functions, to
prevent or detect
misstatements on a
timely basis. A material
weakness is a
deficiency, or a
combination of
deficiencies, in internal
control over financial
reporting, such that
there is a reasonable
possibility that a
material misstatement
of the funds annual or
interim financial
statements will not be
prevented or detected
on a timely basis.
Our consideration of
the Funds internal
control over financial
reporting was for the
limited purpose
described in the first
paragraph and would
not necessarily disclose
all deficiencies in
internal control that
might be material
weaknesses under
standards established
by the PCAOB.
However, we noted no
deficiencies in the
Funds' internal control
over financial reporting
and its operation,
including controls for
safeguarding securities,
that we consider to be
a material weakness,
as defined above, as of
December 31, 2018.
This report is intended
solely for the
information and use of
management and the
Board of Trustees of
the Northern Lights
Variable Trust and the
Securities and
Exchange Commission
and is not intended to
be and should not be
used by anyone other
than these specified
parties.

Deloitte & Touche LLP

Costa Mesa, California
February 15, 2019